Schedule of Investments (unaudited) November 30, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds — 131.7%

Alabama — 0.6%
Opelika Utilities Board, Refunding RB, 4.00%, 06/01/41	$960	$1,053,456

Arizona — 7.2%
Arizona Health Facilities Authority, Refunding RB, Phoenix Children’s Hospital, Series A, 5.00%, 02/01/42	2,200	2,331,406
Arizona IDA, Refunding RB, Odyssey Preparatory Academy Project, Series A, 5.50%, 07/01/52(a)	130	139,523
City of Phoenix Arizona IDA, Refunding RB, Basis Schools, Inc. Projects, 5.00%, 07/01/45(a)	460	489,458
County of Pinal Arizona Electric District No.3, Refunding RB:
4.75%, 07/01/21(b)	680	718,250
4.75%, 07/01/31	3,070	3,227,614
Salt Verde Financial Corp., RB, Senior:
5.00%, 12/01/32	1,500	1,933,860
5.00%, 12/01/37	2,065	2,761,648
University Medical Center Corp., Refunding RB, 6.00%, 07/01/21(b)	900	968,265

		12,570,024

Arkansas — 2.2%
City of Benton Arkansas, RB, 4.00%, 06/01/39	505	538,517
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, 4.00%, 10/01/40	840	911,215
City of Little Rock Arkansas, RB, 4.00%, 07/01/41	1,835	1,937,283
County of Pulaski Arkansas Public Facilities Board, RB, 5.00%, 12/01/42	465	518,698

		3,905,713

California — 19.2%
California Health Facilities Financing Authority, RB, Sutter Health, Series B, 5.88%, 08/15/20(b)	1,900	1,964,562
California Statewide Communities Development Authority, Refunding RB, Adventist Health System, Series A, 4.00%, 03/01/48	1,345	1,451,672
Carlsbad California Unified School District, GO, Election of 2006, Series B, 6.00%, 05/01/34(c)	1,000	1,217,690
City & County of San Francisco Public Utilities Commission Wastewater Revenue, Refunding RB, Sewer System, Series B, 4.00%, 10/01/42	500	533,080

Security	Par (000)	Value

California (continued)
City of San Jose California, Refunding ARB, Norman Y Mineta San Jose International Airport SJC, Series A-1, AMT, 5.75%, 03/01/34	$2,000	$2,102,280
County of San Diego Regional Airport Authority, ARB, Subordinate, Series B, AMT, 5.00%, 07/01/47	1,405	1,659,291
Golden State Tobacco Securitization Corp., Refunding RB, Series A-1, 5.00%, 06/01/47	525	540,283
Hartnell Community College District California, GO, CAB, Election of 2002, Series D, 7.00%, 08/01/34(c)	1,650	1,975,083
Norwalk-La Mirada Unified School District, GO, Refunding, CAB, Election of 2002, Series E (AGC), 0.00%, 08/01/38(d)	8,000	4,421,360
Palomar Community College District, GO, CAB, Election of 2006, Series B:
0.00%, 08/01/30(d)	1,500	1,223,640
0.00%, 08/01/33(d)	4,000	1,703,320
6.20%, 08/01/39(c)	2,605	3,125,739
San Diego Community College District, GO, CAB, Election of 2002, 6.00%, 08/01/33(c)	2,800	3,670,492
State of California, GO, Refunding, Various Purpose, 5.00%, 02/01/38	3,000	3,325,980
State of California, GO, Various Purposes:
6.00%, 03/01/33	1,000	1,012,100
5.50%, 03/01/40	2,350	2,374,041
Visalia Unified School District, COP, (AGM), 4.00%, 05/01/48	1,225	1,239,406

		33,540,019

Colorado — 0.4%
Colorado Educational & Cultural Facilities Authority, Refunding RB, Rocky Mountain Classical Academy Project, 5.00%, 10/01/59(a)	595	647,015

Connecticut — 1.0%
Connecticut State Health & Educational Facility Authority, Refunding RB, Lawrence & Memorial Hospital, Series F, 5.00%, 07/01/21(b)	550	583,264

1

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Connecticut (continued)
State of Connecticut, GO, Series E, 5.00%, 09/15/37	$970	$1,181,838

		1,765,102

Delaware — 2.1%
County of Kent Delaware, RB, CHF-Dover, LLC-Delaware State University Project, Series A:
5.00%, 07/01/40	330	375,411
5.00%, 07/01/48	900	1,004,229
County of Sussex Delaware, RB, NRG Energy, Inc., Indian River Power LLC Project, 6.00%, 10/01/40	1,200	1,245,288
Delaware Transportation Authority, RB, U.S. 301 Project, 5.00%, 06/01/55	950	1,081,347

		3,706,275

Florida — 3.1%
County of Miami-Dade Florida, RB, AMT, Seaport Department, Series B, 6.00%, 10/01/31	4,135	4,753,307
Stevens Plantation Community Development District, RB, Special Assessment, Series A, 7.10%, 05/01/35(e)(f)	860	696,600

		5,449,907

Georgia — 0.7%
County of Georgia Housing & Finance Authority, RB, S/F Housing, Series A:
3.95%, 12/01/43	295	317,211
4.00%, 12/01/48	210	223,793
Main Street Natural Gas, Inc., RB, Series A:
5.00%, 05/15/38	255	334,295
5.00%, 05/15/43	330	386,126

		1,261,425

Hawaii — 0.3%
State of Hawaii Department of Budget & Finance, Refunding RB, Special Purpose, Senior Living, Kahala Nui, 5.25%, 11/15/37	400	439,500

Idaho — 0.3%
Idaho Health Facilities Authority, RB, St. Lukes Health System Project, Series A, 5.00%, 03/01/39	500	554,740

Illinois — 6.8%
Chicago Board of Education, GO, Series D:
Dedicated Revenues, Series H, 5.00%, 12/01/36	235	269,651
Project, Series C, 5.25%, 12/01/35	775	860,048

Security	Par (000)	Value

Illinois (continued)
Chicago Board of Education, GO, Refunding:
Dedicated Revenues, Series C, 5.00%, 12/01/25	$425	$483,221
Dedicated Revenues, Series C, 5.00%, 12/01/34	235	269,853
Dedicated Revenues, Series F, 5.00%, 12/01/23	310	341,713
Series C, 5.00%, 12/01/25	335	380,892
Chicago Board of Education, GO:
5.00%, 12/01/46	280	317,705
5.00%, 12/01/46	725	775,699
City of Chicago Illinois, Refunding ARB, O’Hare International Airport Passenger Facility Charge, Series B, AMT, 4.00%, 01/01/29	1,600	1,676,896
City of Chicago Illinois Midway International Airport, Refunding GARB, 2nd Lien, Series A, AMT, 5.00%, 01/01/41	870	959,114
City of Chicago Illinois Transit Authority, RB, Sales Tax Receipts, 5.25%, 12/01/40	665	702,087
County of Will Illinois, GO, 5.00%, 11/15/45	600	685,398
Illinois Finance Authority, RB, Chicago LLC, University of Illinois at Chicago Project, Series A:
5.00%, 02/15/37	300	342,513
5.00%, 02/15/47	205	229,366
5.00%, 02/15/50	100	111,811
Illinois Finance Authority, Refunding RB:
OSF Health Care System, Series A, 5.00%, 11/15/45	1,205	1,353,203
OSF Healthcare System, 6.00%, 05/15/39	110	111,993
Railsplitter Tobacco Settlement Authority, RB, 6.00%, 06/01/21(b)	1,150	1,232,179
State of Illinois, GO, Series D, 5.00%, 11/01/28	645	739,041

		11,842,383

Iowa(g) — 0.2%
Iowa Finance Authority, Refunding RB, Iowa Fertilizer Co. Project, Series B, 5.25%, 12/01/50	250	270,078

Kansas — 2.5%
County of Seward Kansas Unified School District No. 480 Liberal, GO, Refunding:
5.00%, 09/01/22(b)	3,280	3,617,414

2

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Kansas (continued)
5.00%, 09/01/39	$720	$795,139

		4,412,553

Kentucky — 3.9%
County of Boyle Kentucky, Refunding RB, Centre College of Kentucky, 5.00%, 06/01/37	2,500	2,947,000
Kentucky Economic Development Finance Authority, RB, Catholic Health Initiatives, Series A, 5.38%, 01/01/23(b)	1,830	2,055,621
Kentucky Public Transportation Infrastructure Authority, RB, Downtown Crossing Project, Convertible CAB, 1st Tier, Series C(c):
6.45%, 07/01/34	500	543,915
6.60%, 07/01/39	830	890,656
6.75%, 07/01/43	270	289,351

		6,726,543

Louisiana — 1.4%
City of Alexandria Louisiana Utilities, RB, 5.00%, 05/01/39	860	971,800
Louisiana Local Government Environmental Facilities & Community Development Authority, RB, Westlake Chemical Corp. Project, Series A-1, 6.50%, 11/01/35	1,050	1,091,790
Louisiana Public Facilities Authority, RB, Belle Chasse Educational Foundation Project, 6.50%, 05/01/21(b)	400	430,036

		2,493,626

Maryland — 0.4%
County of Anne Arundel Maryland Consolidated, RB, Special Taxing District, Villages at Two Rivers Project:
5.13%, 07/01/36	170	177,568
5.25%, 07/01/44	170	175,022
Maryland Community Development Administration, Refunding RB, S/F Housing, Series A, 4.10%, 09/01/38	315	341,706

		694,296

Massachusetts — 4.4%
Massachusetts Development Finance Agency, RB:
Emerson College Issue, Series A, 5.00%, 01/01/47	630	718,263

Security	Par (000)	Value

Massachusetts (continued)
Emerson College Issue, 5.00%, 01/01/48	$1,115	$1,286,208
Emerson College Issue, Series A, 5.25%, 01/01/42	565	662,321
UMass Darthmouth Student Housing Project, 5.00%, 10/01/48	830	959,189
Worcester Polytechnic Institute, 4.00%, 09/01/49	1,270	1,324,445
Massachusetts Development Finance Agency, Refunding RB:
Atrius Health Issue, Series A, 4.00%, 06/01/49	75	79,413
Emmanuel College Issue, Series A, 5.00%, 10/01/43	750	859,238
International Charter School, 5.00%, 04/15/40	400	433,320
Western New England University, 5.00%, 09/01/43	750	879,022
Massachusetts HFA, RB, M/F Housing, Series A:
3.80%, 12/01/43	160	170,018
3.85%, 06/01/46	205	215,070

		7,586,507

Michigan — 7.2%
Michigan Finance Authority, RB:
Beaumont Health Credit Group, Series A, 5.00%, 11/01/44	1,555	1,771,642
Detroit Water & Sewage Disposal System, Senior Lien, Series 2014 C-2, AMT, 5.00%, 07/01/44	240	257,165
Michigan Finance Authority, Refunding RB, Henry Ford Health System, 5.00%, 11/15/41	5,560	6,544,565
Michigan State Housing Development Authority, RB, S/F Housing, Series A, 3.80%, 10/01/38	1,690	1,822,361
State of Michigan Hospital Finance Authority, Refunding RB, Trinity Health Credit Group, Series C, 4.00%, 12/01/32	2,100	2,230,347

		12,626,080

Minnesota — 2.2%
City of Maple Grove Minnesota, Refunding RB, Maple Grove Hospital, Corp., 4.00%, 05/01/37	880	954,281
City of Minneapolis Minnesota, Refunding RB, Fairview Health Services, Series A, 5.00%, 11/15/49	560	669,279

3

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Minnesota (continued)
City of Otsego Minnesota, Refunding RB, Kaleidoscope Charter School Project, Series A, 5.00%, 09/01/44	$425	$443,751
Minneapolis-St. Paul Metropolitan Airports Commission, Refunding ARB, Sub Series D, AMT, 5.00%, 01/01/41	290	340,187
Minnesota Higher Education Facilities Authority, RB:
Augsburg College, Series B, 4.25%, 05/01/40	1,045	1,045,533
College of St. Benedict, Series 8-K, 4.00%, 03/01/43	385	402,733

		3,855,764

Mississippi — 0.8%
County of Warren Mississippi, RB, Gulf Opportunity Zone Bonds, International Paper Co. Project, Series A, 5.38%, 12/01/35	400	425,344
Mississippi Development Bank, RB, CAB, Special Obligation, Hinds Community College District (AGM), 5.00%, 04/01/21(b)	845	888,137

		1,313,481

Missouri — 2.6%
Missouri Development Finance Board, RB, Annual Appropriation Sewer System, Series B, 5.00%, 11/01/41	900	951,894
Missouri State Health & Educational Facilities Authority, RB:
A.T. Still University of Health Sciences, 5.25%, 10/01/21(b)	500	536,620
A.T. Still University of Health Sciences, 4.25%, 10/01/23(b)	320	356,237
A.T. Still University of Health Sciences, 5.00%, 10/01/23(b)	500	570,605
Heartland Regional Medical Center, 4.13%, 02/15/43	300	309,660
University of Central Missouri, Series C-2, 5.00%, 10/01/34	1,000	1,114,560
Missouri State Health & Educational Facilities Authority, Refunding RB, Kansas City University of Medicine and Biosciences, Series A, 5.00%, 06/01/42	540	644,106

		4,483,682

Nebraska — 1.0%
Central Plains Nebraska Energy Project, RB, Gas Project No. 3, 5.00%, 09/01/42	600	651,834

Security	Par (000)	Value

Nebraska (continued)
County of Douglas Nebraska Hospital Authority No. 3, Refunding RB, Health Facilities Nebraska Methodist Health System, 5.00%, 11/01/45	$400	$457,212
Nebraska Public Power District, Refunding RB, Series A:
5.00%, 01/01/32	250	268,355
4.00%, 01/01/44	400	415,988

		1,793,389

Nevada — 1.0%
City of Las Vegas Nevada, RB, Special Assessment, No. 809 Summerlin Area, 5.65%, 06/01/23	580	591,704
County of Clark Nevada, Refunding ARB, Department of Aviation, Subordinate Lien, Series A-2, 4.25%, 07/01/36	1,000	1,096,910

		1,688,614

New Hampshire — 0.2%
New Hampshire Business Finance Authority, Refunding RB, Resource Recovery, Covanta Project(a):
Series B, 4.63%, 11/01/42	255	263,175
Series C, AMT, 4.88%, 11/01/42	145	149,972

		413,147

New Jersey — 13.4%
New Jersey EDA, RB:
Continental Airlines, Inc. Project, Series B, AMT, 5.63%, 11/15/30	660	755,462
Goethals Bridge Replacement Project (AGM), AMT, 5.13%, 07/01/42	200	221,870
School Facilities Construction, Series UU, 5.00%, 06/15/40	425	466,654
New Jersey EDA, Refunding RB, Special Assessment, Kapkowski Road Landfill Project, 6.50%, 04/01/28	7,500	8,844,900
New Jersey Health Care Facilities Financing Authority, Refunding RB:
Hospital Asset Transfer Program, 5.00%, 10/01/37	685	782,427
St. Barnabas Health Care System, Series A, 4.63%, 07/01/21(b)	510	537,882
St. Barnabas Health Care System, Series A, 5.63%, 07/01/21(b)	1,700	1,819,459
St. Barnabas Health Care System, Series A, 5.00%, 07/01/25	500	546,520
New Jersey State Turnpike Authority, RB, Series E, 5.00%, 01/01/45	1,860	2,126,129

4

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New Jersey (continued)
New Jersey Transportation Trust Fund Authority, RB:
Transportation Program Bonds, Series S, 5.25%, 06/15/43	$1,070	$1,248,091
CAB, Transportation System, Series A, 0.00%, 12/15/35(d)	1,000	598,060
Transportation Program, Series AA, 5.00%, 06/15/45	900	987,498
Transportation Program, Series AA, 5.00%, 06/15/46	400	436,300
New Jersey Transportation Trust Fund Authority, Refunding RB, Transportation System, Series A, 5.00%, 12/15/36	140	162,235
South Jersey Port Corp., RB, Marine Terminal, Series B, AMT, 5.00%, 01/01/35	625	719,144
Tobacco Settlement Financing Corp., Refunding RB, Series A:
5.00%, 06/01/35	760	912,038
5.25%, 06/01/46	1,810	2,108,451

		23,273,120

New Mexico — 0.3%
New Mexico Hospital Equipment Loan Council, Refunding RB, Presbyterian Healthcare Services, 5.00%, 08/01/44	450	517,109

New York — 4.9%
City of New York Industrial Development Agency, RB, PILOT (AMBAC), 5.00%, 01/01/39	925	927,100
City of New York Water & Sewer System, Refunding RB, 2nd Generation, Fiscal 2013, 5.00%, 06/15/47	1,000	1,113,350
Counties of New York Tobacco Trust IV, Refunding RB, Settlement Pass-Through Turbo, Series A, 6.25%, 06/01/41(a)	900	912,285
Counties of New York Tobacco Trust VI, Refunding RB, Tobacco Settlement Pass-Through, Series A-2B, 5.00%, 06/01/45	500	530,550
Erie Tobacco Asset Securitization Corp., Refunding RB, Asset-Backed, Series A, 5.00%, 06/01/45	1,160	1,160,475
New York Liberty Development Corp., Refunding RB:
2nd Priority, Bank of America Tower at One Bryant Park Project, Class 3, 6.38%, 01/15/20(b)	800	804,984

Security	Par (000)	Value

New York (continued)
3 World Trade Center Project, Class 2, 5.38%, 11/15/40(a)	$405	$457,257
New York Transportation Development Corp., Refunding ARB, American Airlines, Inc., AMT, 5.00%, 08/01/31	1,295	1,354,052
State of New York Mortgage Agency, Refunding RB, S/F Housing, Series 211, 3.75%, 10/01/43	1,190	1,245,930

		8,505,983

North Dakota — 0.3%
County of Burleigh North Dakota, Refunding RB, St. Alexius Medical Center Project, Series A, 5.00%, 07/01/21(b)	480	507,922

Ohio — 4.2%
Buckeye Tobacco Settlement Financing Authority, RB, Asset-Backed, Senior Turbo Term, Series A-2, 6.50%, 06/01/47	2,000	2,048,380
City of Dayton Ohio Airport Revenue, Refunding ARB, James M. Cox Dayton International Airport, Series A (AGM), AMT, 4.00%, 12/01/32	2,000	2,097,000
Northwest Local School District/Hamilton & Butler Counties, GO, School Improvements, 4.00%, 12/01/50	1,135	1,201,307
Ohio Air Quality Development Authority, RB, AMG Vanadium Project, AMT, 5.00%, 07/01/49(a)	395	435,661
State of Ohio, Refunding RB, University Hospitals Health System, Series A, 5.00%, 01/15/41	1,500	1,593,390

		7,375,738

Oklahoma — 0.9%
City of Oklahoma Public Property Authority, Refunding RB, 5.00%, 10/01/39	720	839,736
Oklahoma Development Finance Authority, RB, OU Medicine Project, Series B, 5.25%, 08/15/48	605	712,750

		1,552,486

Oregon — 1.4%
Oregon Health & Science University, RB, Series A, 4.00%, 07/01/37	675	756,675

5

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oregon (continued)
State of Oregon State Facilities Authority, Refunding RB, University of Portland Project, Series A, 5.00%, 04/01/45	$1,475	$1,691,235

		2,447,910

Pennsylvania — 5.7%
Commonwealth Financing Authority, RB, Tobacco Master Settlement Payment:
5.00%, 06/01/33	335	407,832
5.00%, 06/01/34	750	909,480
(AGM), 4.00%, 06/01/39	1,365	1,508,516
County of Montgomery Higher Education & Health Authority, Refunding RB, Thomas Jefferson University:
Series A, 4.00%, 09/01/49	495	532,254
Project, 4.00%, 09/01/49	715	772,558
Delaware River Port Authority, RB:
4.50%, 01/01/32	1,500	1,676,115
Series D (AGM), 5.00%, 01/01/20(b)	2,600	2,607,800
Pottsville Hospital Authority, Refunding RB, Lehigh Valley Health Network, Series B, 5.00%, 07/01/45	1,250	1,451,400

		9,865,955

Puerto Rico — 5.5%
Children’s Trust Fund, Refunding RB, Tobacco Settlement Asset-Backed Bonds:
5.50%, 05/15/39	315	319,775
5.63%, 05/15/43	345	350,230
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, RB, Senior Lien, Series A:
5.00%, 07/01/33	1,305	1,357,030
5.13%, 07/01/37	375	389,816
Commonwealth of Puerto Rico Aqueduct & Sewer Authority, Refunding RB, Senior Lien, Series A:
6.00%, 07/01/38	385	390,667
6.00%, 07/01/44	700	710,311
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, Restructured:
Series A-1, 4.75%, 07/01/53	1,072	1,106,894
Series A-1, 5.00%, 07/01/58	3,304	3,472,934
Series A-2, 4.33%, 07/01/40	451	456,209

Security	Par (000)	Value

Puerto Rico (continued)
Series A-2, 4.78%, 07/01/58	$1,028	$1,060,074

		9,613,940

Rhode Island — 3.8%
Narragansett Bay Commission, Refunding RB, Series A, 4.00%, 09/01/43	900	942,606
Rhode Island Health & Educational Building Corp., Refunding RB, Series A (AGM), 3.75%, 05/15/32	1,155	1,243,600
Rhode Island Housing & Mortgage Finance Corp., RB, (FHA), S/F Housing, Series 3-B, 4.13%, 10/01/49	480	494,995
Tobacco Settlement Financing Corp., Refunding RB:
Series A, 5.00%, 06/01/40	1,000	1,111,120
Series B, 4.50%, 06/01/45	2,730	2,851,540

		6,643,861

South Carolina — 0.8%
State of South Carolina Public Service Authority, RB, Series E, 5.50%, 12/01/53	1,000	1,122,730
State of South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/36	175	203,591

		1,326,321

South Dakota — 0.5%
City of Rapid City South Dakota, RB, 4.00%, 12/01/48	740	800,872

Tennessee — 2.7%
Chattanooga Health Educational & Housing Facility Board, RB, Catholic Health Initiatives, Series A, 5.25%, 01/01/23(b)	1,950	2,185,950
City of Johnson Health & Educational Facilities Board, RB, Mountain States Health, Series A, 5.00%, 08/15/42	800	858,776
County of Chattanooga-Hamilton Tennessee Hospital Authority, Refunding RB, Series A, 5.00%, 10/01/44	875	962,876

6

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Tennessee (continued)
County of Nashville & Davidson Metropolitan Government Health & Educational Facilities Board, RB, Vanderbilt University Medical Center, Series A, 5.00%, 07/01/40	$675	$786,308

		4,793,910

Texas — 10.0%
County of Harris Texas Houston Sports Authority, Refunding RB, CAB, Senior Lien, Series G (NPFGC), 0.00%, 11/15/41(d)	11,690	4,719,136
County of Midland Texas Fresh Water Supply District No. 1, RB, CAB, City of Midland Project, Series A, 0.00%, 09/15/38(d)	10,760	5,121,437
El Paso Independent School District, GO, (PSF-GTD), 4.00%, 08/15/43	890	983,886
Leander ISD, GO, Refunding CAB, Series D (PSF-GTD)(d):
0.00%, 08/15/24(b)	370	206,697
0.00%, 08/15/35	3,630	1,989,022
Red River Texas Education Financing Corp., RB, Texas Christian University Project, 5.25%, 03/15/38	760	845,173
San Antonio Public Facilities Corp., Refunding RB, Convention Center Refinancing and Expansion Project, 4.00%, 09/15/42	1,355	1,419,512
Texas Private Activity Bond Surface Transportation Corp., RB, Senior Lien, LBJ Infrastructure Group LLC, 7.00%, 06/30/40	2,000	2,063,680

		17,348,543

Utah — 0.8%
Salt Lake City Corp. Airport Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	530	632,439
State of Utah Charter School Finance Authority, RB, Utah Charter Academies Project, 5.00%, 10/15/48	360	418,129
State of Utah Charter School Finance Authority, Refunding RB, Mountainville Academy, 4.00%, 04/15/42	400	421,548

		1,472,116

Vermont — 0.6%
University of Vermont & State Agricultural College, Refunding RB, 4.00%, 10/01/37	500	542,515

Security	Par (000)	Value

Vermont (continued)
Vermont Student Assistance Corp., RB, Series A, 4.13%, 06/15/30	$440	$472,380

		1,014,895

Virginia — 1.9%
Ballston Quarter Community Development Authority, Tax Allocation Bonds, Series A, 5.38%, 03/01/36	490	541,719
Virginia Beach Development Authority, Refunding RB, Westminster-Canterbury on Chesapeake Bay:
5.00%, 09/01/44	585	668,626
4.00%, 09/01/48	375	396,229
Virginia HDA, RB, M/F Housing, Rental Housing, Series B, 4.00%, 06/01/53	385	408,600
Virginia Small Business Financing Authority, RB, AMT:
Covanta Project, 5.00%, 01/01/48(a)(g)	470	498,661
Senior Lien, Elizabeth River Crossings OpCo LLC Project, 6.00%, 01/01/37	725	800,342

		3,314,177

Washington — 0.4%
State of Washington Housing Finance Commission, Refunding RB, Horizon House Project, 5.00%, 01/01/38(a)	600	680,802

West Virginia — 0.8%
West Virginia Hospital Finance Authority, RB, Improvement, West Virginia University Health System Obligated Group, Series A, 4.00%, 06/01/51	1,305	1,401,909

Wisconsin — 1.1%
Public Finance Authority, Refunding RB, National Gypsum Co., AMT, 4.00%, 08/01/35	280	287,328
Wisconsin Health & Educational Facilities Authority, Refunding RB, Milwaukee Regional Medical Center Thermal Service, 5.00%, 04/01/44	800	963,712
WPPI Energy Power Supply Systems, Refunding RB, Series A, 5.00%, 07/01/37	665	753,398

		2,004,438

Total Municipal Bonds — 131.7% (Cost — $206,103,816)		229,555,326

7

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Bond Trust (BBK) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds Transferred to Tender Option Bond Trusts(h)

California — 1.0%
Los Angeles California Unified School District, GO, Election of 2008, Series B-1, 5.25%, 07/01/42(i)	$1,451	$1,801,785

Colorado — 1.3%
State of Colorado Health Facilities Authority, Refunding RB, Commonspirit Health, Series A, 5.00%, 08/01/44(i)	1,950	2,295,306

Connecticut — 1.8%
State of Connecticut Health & Educational Facility Authority, Refunding RB, Trinity Health Credit Group, 5.00%, 12/01/45	2,611	3,052,159

Michigan — 3.4%
State of Michigan Housing Development Authority, RB, S/F Housing, Series C, 3.90%, 12/01/33	5,385	5,893,075

New Jersey — 0.9%
New Jersey Transportation Trust Fund Authority, RB, Transportation System, Series B, 5.25%, 06/15/36	1,400	1,468,323

New York — 12.6%
City of New York, GO, Refunding, Fiscal 2015, Series B, 4.00%, 08/01/32	3,990	4,347,344
City of New York Water & Sewer System, Refunding RB, 2nd General Resolution, Fiscal 2013:
Series BB, 4.00%, 06/15/47	3,660	3,867,229
Series CC, 5.00%, 06/15/47	6,000	6,746,974
Hudson Yards Infrastructure Corp., RB, Senior-Fiscal 2012(i):
5.75%, 02/15/21(b)	1,548	1,628,957
5.75%, 02/15/47	952	1,002,085
New York Liberty Development Corp., ARB, 1 World Trade Center Port Authority Consolidated Bonds, 5.25%, 12/15/43	2,505	2,700,290
State of New York Thruway Authority, Refunding RB, Transportation, Personal Income Tax, Series A, 5.00%, 03/15/31	1,560	1,661,587

		21,954,466

Texas — 3.8%
City of Houston Texas Community College, GO, Limited Tax, 4.00%, 02/15/43	2,999	3,149,595

Security	Par (000)	Value

Texas (continued)
City of San Antonio Texas Electric and Gas Systems, RB, Junior Lien, 5.00%, 02/01/43	$1,580	$1,746,734
City of San Antonio Texas Water System, Refunding RB, Water System, Junior Lien, Series C, 5.00%, 05/15/46	1,515	1,796,608

		6,692,937

Virginia — 1.4%
Hampton Roads Transportation Accountability Commission, RB, Transportation Fund, Senior Lien, Series A, 5.00%, 07/01/48	1,996	2,421,354

Washington — 4.1%
Washington Metropolitan Area Transit Authority, RB, Series B, 5.00%, 07/01/42	2,992	3,611,207
Washington State Convention Center Public Facilities District, RB, 5.00%, 07/01/58	3,000	3,536,640

		7,147,847

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 30.3% (Cost — $50,466,235)		52,727,252

Total Long-Term Investments — 162.0% (Cost — $256,570,051)		282,282,578

	Shares

Short-Term Securities — 0.1%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 0.95%(j)(k)	189,838	189,857

Total Short-Term Securities — 0.1% (Cost — $189,857)		189,857

Total Investments — 162.1% (Cost — $256,759,908)		282,472,435

Other Assets Less Liabilities — 1.8%		3,245,138

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (18.1)%		(31,541,041)

VMTP Shares, at Liquidation Value — (45.8)%		(79,900,000)

Net Assets Applicable to Common Shares — 100.0%		$174,276,532

8

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Bond Trust (BBK)

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rate as of period end.
(d)	Zero-coupon bond.
(e)	Non-income producing security.
(f)	Issuer filed for bankruptcy and/or is in default.
(g)

Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(h)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Trust. These bonds serve as collateral in a secured borrowing.
(i)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Trust could ultimately be required to pay under the agreements, which expire between August 15, 2020 to August 1, 2027 is $3,678,119.

(j)	Annualized 7-day yield as of period end.
(k)

During the period ended November 30, 2019, investments in issuers considered to be an affiliate/affiliates of the Trust for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 08/31/2019	Net Activity	Shares Held at 11/30/19	Value at 11/30/19	Income	Net Realized Gain (Loss) (a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, MuniCash, Institutional Class	7,802	182,036	189,838	$189,857	$2,120	$21	$—

(a)	Includes net capital gain distributions, if applicable.

Portfolio Abbreviations

AGC — Assured Guarantee Corp.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Assurance Corp.

AMT — Alternative Minimum Tax (subject to)

ARB — Airport Revenue Bonds

CAB — Capital Appreciation Bonds

COP — Certificates of Participation

EDA — Economic Development Authority

FHA — Federal Housing Administration

GARB — General Airport Revenue Bonds

GO — General Obligation Bonds

GTD — Guaranteed

HDA — Housing Development Authority

HFA — Housing Finance Agency

IDA — Industrial Development Authority

ISD — Independent School District

M/F — Multi-Family

NPFGC — National Public Finance Guarantee Corp.

PILOT — Payment in Lieu of Taxes

PSF — Permanent School Fund

RB — Revenue Bonds

S/F — Single-Family

9

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Bond Trust (BBK)

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Short Contracts
10-Year U.S. Treasury Note	28	03/20/20	$3,622	$4,114
U.S. Treasury Long Bond	56	03/20/20	8,902	19,754
5-Year U.S. Treasury Note	20	03/31/20	2,379	1,495

				$25,363

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Trust has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the BlackRock Global Valuation Methodologies Committee’s (the “Global Valuation Committee’s”) assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Trust’s policy regarding valuation of investments and derivative financial instruments, refer to the Trust’s most recent financial statements as contained in its annual report.

The following tables summarize the Trust’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$—	$282,282,578	$—	$282,282,578
Short-Term Securities	189,857	—	—	189,857

	$189,857	$282,282,578	$—	$282,472,435

Derivative Financial Instruments(b)
Assets:
Interest rate contracts	$25,363	$—	$—	$25,363

(a)	See above Schedule of Investments for values in each state or political subdivision.
(b)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

10

Schedule of Investments (unaudited) (continued) November 30, 2019	BlackRock Municipal Bond Trust (BBK)

The Trust may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the disclosure hierarchy as follows:

	Level 1	Level 2	Level 3	Total
Liabilities:
TOB Trust Certificates	$—	$(31,444,266)	$—	$(31,444,266)
VMTP Shares at Liquidation Value	—	(79,900,000)	—	(79,900,000)

	$—	$(111,344,266)	$—	$(111,344,266)

11